NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue breakdown
Gross operating revenue	R$ 65,794,397	R$ 66,243,174	R$ 65,006,728
Deductions from gross operating revenue	(22,331,657)	(23,036,342)	(22,498,269)
Taxes	(14,559,915)	(16,058,584)	(15,388,784)
Discounts granted and return of goods	(7,771,742)	(6,977,758)	(7,109,485)
Net operating revenue	43,462,740	43,206,832	42,508,459
Services
Revenue breakdown
Gross operating revenue	61,292,362	62,696,433	61,513,099
Taxes	(13,820,784)	(15,468,315)	(14,780,018)
Discounts granted and return of goods	(6,288,941)	(5,340,476)	(5,612,695)
Net operating revenue	41,182,637	41,887,642	41,120,386
Sale of goods
Revenue breakdown
Gross operating revenue	4,502,035	3,546,741	3,493,629
Taxes	(739,131)	(590,269)	(608,766)
Discounts granted and return of goods	(1,482,801)	(1,637,282)	(1,496,790)
Net operating revenue	R$ 2,280,103	R$ 1,319,190	R$ 1,388,073